Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Retirement Plans
13.      Retirement Plans

The Company maintains a 401(k) Retirement Savings Plan for all employees that meet minimum employment criteria. The plan provides that the participants may defer eligible compensation on a pre-tax basis subject to certain Internal Revenue Code maximum amounts.  Effective January 1, 2010, the Company began making matching contributions in amounts equal to 12.5% of the employee's contribution to the plan, up to a maximum of 4.0% of contributed compensation and, effective January 1, 2011, the Company's matching contribution was raised to 25% of the employee's contribution to the plan subject to the same limit.  An additional matching contribution of 12.5%, subject to the same limit on contributed compensation, may be made at the discretion of the Company, based upon the Company's performance.  For the years ended December 31, 2012, 2011 and 2010, the Company's expense to the plan was $4.8 million, $3.1 million and $2.3 million, respectively.